Exhibit 99.1
World Omni Automobile Lease Securitization Trust 2015-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

A.	DATES	Begin	End	# days

1	Payment Date		12/15/2015
2	Collection Period	11/1/2015	11/30/2015	30
3	Monthly Interest Period-Actual	11/16/2015	12/14/2015	29
4	Monthly Interest - Scheduled	11/15/2015	12/14/2015	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	103,000,000.00	41,179,915.40	-	-	11,407,626.40	29,772,289.00	0.2890514
6	Class A-2a Notes	150,000,000.00	150,000,000.00	-	-	-	150,000,000.00	1.0000000
7	Class A-2b Notes	120,000,000.00	120,000,000.00	-	-	-	120,000,000.00	1.0000000
8	Class A-3 Notes	213,590,000.00	213,590,000.00	-	-	-	213,590,000.00	1.0000000
9	Class A-4 Notes	72,770,000.00	72,770,000.00	-	-	-	72,770,000.00	1.0000000
10	Total Class A Notes	659,360,000.00	597,539,915.40	0.00	0.00	11,407,626.40	586,132,289.00
11	Class B Notes	28,230,000.00	28,230,000.00	-	-	-	28,230,000.00	1.0000000

12	Total Notes	$687,590,000.00	625,769,915.40	$0.00	$0.00	$11,407,626.40	614,362,289.00

	Overcollateralization
13	Exchange Note	78,403,791.09	73,362,176.01				72,255,952.07
14	Series 2015-A Notes	18,044,119.85	34,489,668.66				35,941,279.64

15	Total Overcollateralization	96,447,910.94	107,851,844.67				108,197,231.71
16	Total Target Overcollateralization	$108,197,231.71	108,197,231.71				108,197,231.71

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall
17	Class A-1 Notes		0.38000%	12,605.63	0.1223848	11,407,626.40	110.7536544	0.00
18	Class A-2a Notes		1.06000%	132,500.00	0.8833333	0.00	0.0000000	0.00
19	Class A-2b Notes	0.19700%	0.57700%	55,776.67	0.4648056	0.00	0.0000000	0.00
20	Class A-3 Notes		1.54000%	274,107.17	1.2833333	0.00	0.0000000	0.00
21	Class A-4 Notes		1.73000%	104,910.08	1.4416666	0.00	0.0000000	0.00
22	Total Class A Notes			579,899.55	0.8794885	11,407,626.40	17.3010592	0.00
23	Class B Notes		1.94000%	45,638.50	1.6166667	0.00	0.0000000	0.00

24	Totals			625,538.05	0.9097544	11,407,626.40	16.5907392	0.00

		Initial Balance	Beginning Balance	Ending Balance
25	Exchange Note Balance	705,634,119.85	660,259,584.06	650,303,568.64

	Reference Pool Balance Data	Initial	Current
26	Discount Rate	3.50%	3.50%
27	Aggregate Securitization Value	784,037,910.94	722,559,520.71
28	Aggregate Base Residual Value (Not Discounted)	545,098,377.51	529,997,950.72

	Turn-in Units	Units	Securitization Value	Percentage
29	Vehicles Scheduled to Return in Current Month	29	105,624.39
30	Turn-in Ratio on Scheduled Terminations			17.24%

		Units	Securitization Value
31	Securitization Value — Beginning of Period	34,016	733,621,760.07
32	Depreciation/Payments		(7,056,352.12)
33	Gross Credit Losses	(32)	(709,349.19)
34	Early Terminations — Regular	(4)	(75,084.49)
35	Scheduled Terminations — Returned	(9)	(121,606.02)
36	Payoff Units & Lease Reversals	(130)	(3,099,847.54)
37	Repurchased Leases	-	-

38	Securitization Value - End of Period	33,841	722,559,520.71

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

C.	SERVICING FEE

39	Servicing Fee Due	611,351.47

40	Unpaid Servicing Fees - Prior Collection Periods	0.00

41	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(9,943.12)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
42	Required Reserve Account Balance (.50% of Initial Securitization Value)	3,920,189.55
43	Beginning Reserve Account Balance	3,920,189.55
44	Ending Reserve Account Balance	3,920,189.55

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
45	Total Active Units (Excluding Inventory)	33,637	99.55%	718,215,150.82
46	31 - 60 Days Delinquent	125	0.37%	2,704,558.71
47	61 - 90 Days Delinquent	22	0.07%	492,862.70
48	91 - 120 Days Delinquent	3	0.01%	57,386.30
49	121+ Days Delinquent	0	0.00%	0.00

50	Total	33,787	100.00%	721,469,958.53

51	Prepayment Speed (1 Month)				0.45%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts

52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	13	196,690.51
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(194,174.84)
54	Less: Excess Wear and Tear Received in Current Period		(405.34)
55	Less: Excess Mileage Received in Current Period		(799.74)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		1,310.59

57	Beginning Cumulative Net Residual Losses		32,545.70
58	Current Period Net Residual Losses		1,310.59

59	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		33,856.29

60	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.00%

	Credit Losses:	Units	Amounts
61	Aggregate Securitization Value on charged-off units	32	709,349.19
62	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(545,474.20)

63	Current Period Net Credit Losses/(Gains)		163,874.99

64	Beginning Cumulative Net Credit Losses		553,433.88
65	Current Period Net Credit Losses		163,874.99

66	Ending Cumulative Net Credit Losses		717,308.87

67	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.09%

World Omni Automobile Lease Securitization Trust 2015-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 11/30/2015

F.	EXCHANGE NOTE COLLECTION ACCOUNT

	COLLECTED AMOUNTS

68	Lease Payments Received	10,418,807.59
69	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	130,490.84
70	Liquidation Proceeds, Recoveries & Expenses	526,892.20
71	Insurance Proceeds	18,582.00
72	Sales Proceeds, Recoveries & Expenses - Early Terminations	64,889.08
73	Payoff Payments	3,425,815.51
74	All Other Payments Received	-

75	Collected Amounts	14,585,477.22

76	Investment Earnings on Collection Account	1,108.96

77	Total Collected Amounts, prior to Servicer Advances	14,586,586.18

78	Servicer Advance	0.00

79	Total Collected Amounts - Available for Distribution	14,586,586.18

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

80	Servicing Fee	611,351.47
81	Interest on the Exchange Note - to the Trust Collection Account	1,067,419.66
82	Principal on the Exchange Note - to the Trust Collection Account	9,956,015.42
83	Trust Collection Account Shortfall Amount - to the Trust Collection Account	2,522,854.16
84	Remaining Funds Payable to Trust Collection Account	428,945.47

85	Total Distributions	14,586,586.18

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

86	Available Funds	13,975,234.71

87	Investment Earnings on Reserve Account	327.65

88	Reserve Account Draw Amount	0.00

89	Total Available Funds - Available for Distribution	13,975,562.36

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

90	Administration Fee	30,567.57
91	Class A Noteholders' Interest Distributable Amount	579,899.55
92	Noteholders' First Priority Principal Distributable Amount	-
93	Class B Noteholders' Interest Distributable Amount	45,638.50
94	Noteholders' Second Priority Principal Distributable Amount	-
95	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
96	Noteholders' Regular Principal Distributable Amount	11,407,626.40
97	Remaining Funds Payable to Certificate holder	1,911,830.34

98	Total Distributions	13,975,562.36